Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Textblock 1 [Abstract]
Summary Of Unused Tax Credit Carryforwards

As of December 31, 2022, the amount of unused tax credit carryforwards for which no deferred tax asset is recognized and their expiration dates are as follows:

(In millions of won)
	Total		December 31, 2025	December 31, 2026	December 31, 2027	December 31, 2028	December 31, 2029	December 31, 2030	December 31, 2031	December 31, 2032
Tax credit carryforwards	₩	660,670	7,302	18,511	143,815	88,847	106,762	61,506	77,721	156,206

24.
Deferred Tax Assets and Liabilities. Continued

Details of Deferred Tax Assets and Liabilities
(c)
Deferred tax assets and liabilities are attributable to the following:

(In millions of won)	Assets			Liabilities		Total
	December 31, 2021		December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022
Other accounts receivable, net	₩	—	—	(17)	(2,009)	(17)	(2,009)
Inventories, net		68,679	62,014	—	—	68,679	62,014
Defined benefit liabilities, net		—	—	(26,642)	(95,850)	(26,642)	(95,850)
Investments in subsidiaries and associates		—	—	(233,552)	(252,375)	(233,552)	(252,375)
Accrued expenses		250,582	111,293	—	—	250,582	111,293
Property, plant and equipment		632,378	704,117	(28,886)	(17,322)	603,492	686,795
Intangible assets		17,450	25,340	(6,636)	(4,042)	10,814	21,298
Provisions		68,893	57,210	—	—	68,893	57,210
Other temporary differences		130,274	112,771	(19,596)	(26,519)	110,678	86,252
Tax loss carryforwards		958,624	1,795,132	—	—	958,624	1,795,132
Tax credit carryforwards		489,505	170,971	—	—	489,505	170,971
Deferred tax assets (liabilities)	₩	2,616,385	3,038,848	(315,329)	(398,117)	2,301,056	2,640,731

Changes in Deferred Tax Assets and Liabilities
(d)
Changes in deferred tax assets and liabilities for the years ended December 31, 2021 and 2022 are as follows:

(In millions of won)	January 1, 2021		Profit or loss	Other comprehensive income	December 31, 2021	Profit or loss	Other comprehensive loss	December 31, 2022
Other accounts receivable, net	₩	(13)	(4)	—	(17)	(1,992)	—	(2,009)
Inventories, net		60,539	8,140	—	68,679	(6,665)	—	62,014
Defined benefit liabilities, net		(35,617)	(48,463)	57,438	(26,642)	(25,705)	(43,503)	(95,850)
Subsidiaries and associates		(79,301)	(150,797)	(3,454)	(233,552)	(20,503)	1,680	(252,375)
Accrued expenses		123,106	127,476	—	250,582	(139,289)	—	111,293
Property, plant and equipment		607,315	(3,823)	—	603,492	83,303	—	686,795
Intangible assets		11,469	(655)	—	10,814	10,484	—	21,298
Provisions		63,943	4,950	—	68,893	(11,683)	—	57,210
Other temporary differences		169,565	(62,155)	3,268	110,678	(21,158)	(3,268)	86,252
Tax loss carryforwards		953,209	5,415	—	958,624	836,508	—	1,795,132
Tax credit carryforwards		391,769	97,736	—	489,505	(318,534)	—	170,971
Deferred tax assets (liabilities)	₩	2,265,984	(22,180)	57,252	2,301,056	384,766	(45,091)	2,640,731